Shareholder Report, Line Graph (Details) - USD ($)	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jul. 05, 2023
Russell 3000 Index
Account Value [Line Items]
Account Value	$ 13,439	$ 13,094	$ 12,326	$ 11,942	$ 10,855	$ 9,685	$ 10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	671,937	654,697	616,306	597,103	542,726	484,266	500,000
Russell 3000 Index
Account Value [Line Items]
Account Value	13,439	13,094	12,326	11,942	10,855	9,685	10,000
S&P 500 Index
Account Value [Line Items]
Account Value	13,515	13,197	12,463	11,951	10,810	9,679	10,000
S&P 500 Index
Account Value [Line Items]
Account Value	675,750	659,853	623,170	597,571	540,515	483,935	500,000
S&P 500 Index
Account Value [Line Items]
Account Value	$ 13,515	$ 13,197	$ 12,463	$ 11,951	$ 10,810	$ 9,679	$ 10,000